Share-based Payments - Additional Information (Detail) $ in Millions				3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 26, 2023 shares	May 04, 2023 shares	Jan. 24, 2023 shares	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years							4 years
Stock option expire, years							10 years
Number of options granted | shares							2,178,311
Share based payment expense				$ 0.1	$ 0.1	$ 0.1
Performance Stock Unit [Member] | Calyxt Inc [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment expense							$ 0.3	$ 0.3
Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense							$ 2.3	$ 2.6	$ 5.1
Number of share options granted in share-based payment arrangement							1,835,411	828,549
Stock options [member] | Calyxt Inc [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment expense							$ 0.8	$ 0.9
Stock options [member] | Executive Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years		4 years	4 years
Number of share options granted in share-based payment arrangement | shares		358,100	1,417,321
Stock options [member] | Non Executive Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years	4 years
Number of share options granted in share-based payment arrangement | shares	55,690
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement							0	0
S A free shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense							$ 2.9	$ 3.5	$ 6.4
Vesting description							The free shares granted in 2018 and until 2021 are subject to at least one-year vesting and additional one-year vesting period for French residents and two-years vesting period for foreign residents. The vesting of free shares granted to executive officers of the Company in October 2020 are subject to performance conditions with a minimum vesting of a 3-year period.
Number of share options granted in share-based payment arrangement							342,900	354,770
S A free shares [member] | French employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years							1 year
S A free shares [member] | Foreign citizens [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years							2 years
S A free shares [member] | Executive Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years							3 years
S A free shares [member] | Executive Officers [Member] | Granted in Two Thousand And Twenty One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years									3 years
S A free shares [member] | French Resident Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years										2 years
Share Based Arrangement Additional Vesting Period							1 year
Additional holding period										2 years
S A free shares [member] | Foreign Resident Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years										4 years
S A free shares [member] | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years									3 years
Restricted Stock Unit [Member] | Calyxt Inc [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment expense							$ 0.4	$ 0.7
Non Employee Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense							$ 0.0	$ 0.0	$ 0.0